CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 5,876	$ 5,038	$ 4,711
Other income (loss)		627	671	136
Direct operating costs	[1]	(2,580)	(1,933)	(1,434)
Management service costs		(204)	(205)	(243)
Interest expense		(1,988)	(1,627)	(1,224)
Share of (loss) earnings from equity-accounted investments		(88)	186	96
Foreign exchange and financial instruments gain (loss)		880	502	(133)
Depreciation		(2,010)	(1,852)	(1,583)
Other		(713)	(212)	(190)
Income tax recovery (expense)
Current		160	(128)	(148)
Deferred		31	176	150
Effective income tax recovery		191	48	2
Net (loss) income		(9)	616	138
Net income (loss) attributable to:
Preferred limited partners’ equity		37	41	44
Limited partners’ equity		(255)	(91)	(166)
Net (loss) income		$ (9)	$ 616	$ 138
Basic loss per LP unit (in dollars per share)		$ (0.89)	$ (0.32)	$ (0.60)
Diluted loss per LP unit (in dollars per share)		$ (0.89)	$ (0.32)	$ (0.60)
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 3,386	$ 2,446	$ 2,263
Other income (loss)		44	340	(137)
Direct operating costs		(1,598)	(987)	(594)
Management service costs		0	0	0
Interest expense		(1,223)	(915)	(647)
Income tax recovery (expense)
Current		201	(95)	(99)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net (loss) income		353	619	334
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		353	619	334
Net (loss) income		353	619	334
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net (loss) income		125	111	92
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		125	111	92
Net (loss) income		125	111	92
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net (loss) income		(174)	(63)	(117)
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		(174)	(63)	(117)
Net (loss) income		(174)	(63)	(117)
BEPC exchangeable shares and class A.2 exchangeable shares
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		(160)	(57)	(104)
Preferred equity
Income tax recovery (expense)
Net (loss) income		28	27	26
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		28	27	26
Net (loss) income		28	27	26
Perpetual subordinated notes
Income tax recovery (expense)
Net (loss) income		37	29	29
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		37	29	29
Net (loss) income		$ 37	$ 29	$ 29

[1]	Direct operating costs exclude depreciation expense disclosed below.